STOCKHOLDERS' EQUITY (Retained Earnings) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Dividends declared (in dollars per share)	$ 1.38	$ 1.84
Undistributed Earnings of Nonconsolidated Affiliates	$ 1,824		$ 1,856